Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (254,394,464)	$ (39,900,636)	¥ (144,957,923)	¥ 102,204,472
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	18,525,363	2,905,620	14,551,292	13,883,919
Provision for doubtful accounts	130,140,248	20,411,915	1,156,935	1,574,896
Provision for doubtful accounts-other assets	8,239,284	1,292,295
Stock compensation expenses	10,582,557	1,659,827	191,418,458
Deferred tax benefit	(3,024,853)	(474,435)	(1,582,948)	(1,515,220)
Gain from short term investments	(2,491,671)	(390,807)	(12,284,332)
Loss from disposal of property and equipment	208	33	31,556
Loss from deconsolidation of subsidiaries	901,526	141,400
Income from unconsolidated subsidiary	(721,439)	(113,154)
Gain from acquisitions	(5,781,318)	(906,774)
Amortization of operating lease right-of-use assets	1,187,629	186,274	240,733
Amortization of debt discount	1,396,731	219,071	914,864	11,544,479
Goodwill impairment loss	131,194,659	20,577,295	7,276,957
Impairment loss from long-lived assets	4,308,822	675,819
Impairment loss on inventory and contract costs	11,074,431	1,736,975
Change in fair value of business acquisition payable	(3,239,892)	(508,163)
Change in operating assets and liabilities:
Accounts receivables	9,378,693	1,471,006	(110,619,162)	9,065,001
Inventories	(20,837,892)	(3,268,330)	(1,858,884)
Contract costs			3,243,048	5,340,167
Prepaid services fees	(12,192,007)	(1,912,262)	(29,388,668)	(14,131)
Other receivables and prepaid expenses	(12,335,295)	(1,934,736)	3,863,170	(3,080,906)
Prepaid expenses and deposits	496,610	77,891	200,136	(403,511)
Accounts payable	5,553,298	871,010	(2,099,143)	5,661,871
Deferred revenues	18,086,679	2,836,815	9,231,864	323,430
Other payables and accrued liabilities	27,335,797	4,287,497	2,626,021	444,799
Other payable – related parties				(1,065)
Operating lease liabilities	(1,140,006)	(178,805)	(240,358)
Taxes payable	(4,083,179)	(640,428)	1,315,703	(1,072,657)
Net cash provided by (used in) operating activities	58,160,519	9,122,213	(66,960,681)	143,955,544
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments of cost method investments	(600,000)	(94,107)	(109,700,000)	(3,850,000)
Payments of Fe-da Electronics acquisition, net			(95,483,696)
Payments of business acquisition payable – related parties				(122,433,894)
Purchases of property and equipment	(25,165,482)	(3,947,093)	(484,774)	(195,998)
Prepayments for purchase of real estate	(142,527,894)	(22,354,862)
Purchases of short term investments	(201,322,736)	(31,576,570)	(173,557,366)
Redemption of short term investments	202,383,746	31,742,984	151,096,293
Cash decrease due to deconsolidation	(15,338,034)	(2,405,702)
Payment for Shanghai Guoyu acquisition	(20,000,000)	(3,136,910)
Cash received from Tapuyu and Pengcheng acquisitions	161,638	25,352
Loan to third party	(26,160,000)	(4,103,079)
Loan to unconsolidated subsidiary	(9,100,000)	(1,427,294)
Net cash used in investing activities	(237,668,762)	(37,277,281)	(228,129,543)	(126,479,892)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net	508,132,968	79,698,381	572,812,469
Proceeds from short term loan – banking facility	7,628,698	1,196,527
Payments to banking facility	(20,531,708)	(3,220,306)	(16,062,786)
Proceeds from related party loans	48,216,145	7,562,486	96,300,000	88,500,000
Repayments to related party loans	(47,560,843)	(7,459,705)	(96,350,000)
Capital contribution from noncontrolling interests			5,940,103	(129,474,000)
Sale of subsidiary’s interest to noncontrolling holder	87,369,300	13,703,484
Deferred merger costs	(3,839,567)	(602,219)
Net cash (used in) provided by financing activities	579,414,993	90,878,648	562,639,786	(40,974,000)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(15,668,701)	(2,457,562)	(28,489,442)	599,384
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	384,238,049	60,266,018	239,060,120	(22,898,964)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	368,109,098	57,736,264	129,048,978	151,947,942
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	752,347,147	118,002,282	368,109,098	129,048,978
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	4,383,015	687,456	4,946,316	4,579,482
Cash paid for interest	113,131	17,144	122,626
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of Fe-da Electronics with acquisition payables			1,864,131
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,440,166	225,884	1,761,892
Payments to vendors made by banking facility			16,062,786
Reclassification of investment in subsidiary to additional paid in capital upon sales of subsidiary noncontrolling interest			88,671,062
Consideration receivable from sale of equity interest	40,972	6,426
Cash and cash equivalents	751,904,587	117,932,868	355,020,149	129,048,978
Restricted cash	442,560	69,414	13,088,949
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 752,347,147	$ 118,002,282	¥ 368,109,098	¥ 129,048,978